Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 1.7%
Diversified Telecommunication Services 0.2%
Liberty Latin America Ltd., Class C(a)	196,120	1,939,627
Entertainment 0.3%
Lions Gate Entertainment Corp., Class B(a)	184,714	2,283,065
Interactive Media & Services 0.2%
Trivago NV, ADR(a)	779,619	1,964,640
Media 0.3%
Criteo SA, ADR(a)	158,690	2,951,634
Wireless Telecommunication Services 0.7%
Shenandoah Telecommunications Co.	54,340	2,112,195
Telephone and Data Systems, Inc.	184,240	3,454,500
Total		5,566,695
Total Communication Services		14,705,661
Consumer Discretionary 13.3%
Auto Components 2.6%
Cooper Tire & Rubber Co.	170,176	6,253,968
Gentherm, Inc.(a)	80,376	4,923,834
Modine Manufacturing Co.(a)	326,487	4,097,412
Visteon Corp.(a)	51,740	6,595,815
Total		21,871,029
Distributors 0.3%
Educational Development Corp.	178,164	2,414,122
Diversified Consumer Services 0.9%
American Public Education, Inc.(a)	72,883	2,097,573
Carriage Services, Inc.	173,900	5,759,568
Total		7,857,141
Household Durables 4.1%
Cavco Industries, Inc.(a)	19,157	3,614,160
Ethan Allen Interiors, Inc.	138,813	3,282,927
Hamilton Beach Brands Holding Co.	160,809	3,085,925
Hooker Furniture Corp.	101,300	3,052,169
Legacy Housing Corp.(a)	154,723	2,192,425
Lifetime Brands, Inc.	177,584	2,468,417
Meritage Homes Corp.(a)	68,957	5,534,489
Common Stocks (continued)
Issuer	Shares	Value ($)
Skyline Champion Corp.(a)	143,720	4,833,303
Tri Pointe Homes, Inc.(a)	326,409	6,593,462
Total		34,657,277
Leisure Products 0.5%
Malibu Boats, Inc., Class A(a)	67,802	4,753,598
Multiline Retail 0.9%
Big Lots, Inc.	122,832	7,330,614
Specialty Retail 0.8%
Aaron’s Co., Inc. (The)(a)	184,278	3,121,669
Urban Outfitters, Inc.(a)	129,070	3,540,390
Total		6,662,059
Textiles, Apparel & Luxury Goods 3.2%
Canada Goose Holdings, Inc.(a)	112,180	3,753,543
Capri Holdings Ltd.(a)	125,897	5,244,869
Culp, Inc.	202,165	3,119,406
Movado Group, Inc.	254,157	5,250,884
Skechers U.S.A., Inc., Class A(a)	111,580	3,847,278
Steven Madden Ltd.	165,940	5,575,584
Total		26,791,564
Total Consumer Discretionary		112,337,404
Consumer Staples 3.2%
Beverages 0.7%
MGP Ingredients, Inc.	107,253	6,209,949
Food & Staples Retailing 1.3%
Andersons, Inc. (The)	201,675	4,638,525
Sprouts Farmers Market, Inc.(a)	271,290	6,144,719
Total		10,783,244
Food Products 0.8%
Fresh Del Monte Produce, Inc.	294,681	7,210,844
Personal Products 0.4%
Inter Parfums, Inc.	52,102	3,239,702
Total Consumer Staples		27,443,739
Columbia Small Cap Value Fund I | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.9%
Energy Equipment & Services 3.3%
ChampionX Corp.(a)	388,010	5,932,673
Core Laboratories NV	116,450	3,840,521
Dawson Geophysical Co.(a)	823,347	2,124,235
Frank’s International NV(a)	739,078	2,054,637
Natural Gas Services Group, Inc.(a)	231,070	1,892,463
Newpark Resources, Inc.(a)	1,420,961	3,396,097
Pason Systems, Inc.	368,273	2,447,953
Profire Energy, Inc.(a)	1,082,067	1,125,350
ProPetro Holding Corp.(a)	252,050	2,013,880
TechnipFMC PLC	293,260	3,134,949
Total		27,962,758
Oil, Gas & Consumable Fuels 1.6%
HollyFrontier Corp.	128,410	3,654,548
Range Resources Corp.(a)	600,880	5,534,105
Talos Energy, Inc.(a)	300,450	2,541,807
W&T Offshore, Inc.(a)	748,380	1,811,080
Total		13,541,540
Total Energy		41,504,298
Financials 31.6%
Banks 18.6%
Altabancorp	129,062	4,157,087
Ameris Bancorp	202,114	7,904,679
Atlantic Union Bankshares Corp.	140,474	4,613,166
BancFirst Corp.	109,064	6,285,358
BankUnited, Inc.	257,486	8,921,890
Banner Corp.	115,551	5,110,821
Brookline Bancorp, Inc.	358,063	4,508,013
Capital Bancorp, Inc.(a)	208,855	3,078,523
Capital City Bank Group, Inc.	152,801	3,412,046
Central Pacific Financial Corp.	136,281	2,709,266
Columbia Banking System, Inc.	182,619	7,034,484
Community Trust Bancorp, Inc.	98,737	3,599,951
First BanCorp	889,646	8,095,779
First BanCorp	146,361	4,985,056
First Community Corp.	225,749	3,835,475
First Financial Corp.	129,020	4,953,078
Common Stocks (continued)
Issuer	Shares	Value ($)
First Hawaiian, Inc.	169,490	3,940,642
First of Long Island Corp. (The)	211,237	3,533,995
Heritage Financial Corp.	187,484	4,424,622
Hilltop Holdings, Inc.	241,290	7,248,352
Investors Bancorp, Inc.	355,207	4,088,433
National Bank Holdings Corp., Class A	123,270	4,101,193
Northrim BanCorp, Inc.	168,783	5,421,310
OFG Bancorp	296,201	5,088,733
Popular, Inc.	213,169	12,097,341
Sierra Bancorp	93,108	2,036,272
Southern First Bancshares, Inc.(a)	103,793	4,162,099
Spirit of Texas Bancshares, Inc.	216,554	3,884,979
Towne Bank	249,894	5,797,541
UMB Financial Corp.	129,056	9,159,104
Total		158,189,288
Capital Markets 0.6%
StoneX Group, Inc.(a)	96,315	5,154,779
Consumer Finance 1.4%
Ezcorp, Inc., Class A(a)	1,045,180	4,692,858
FirstCash, Inc.	54,358	3,200,599
PROG Holdings, Inc.	79,456	3,748,734
Total		11,642,191
Insurance 5.0%
American Equity Investment Life Holding Co.	240,461	7,019,057
American National Group, Inc.	63,630	5,623,619
Crawford & Co., Class A	276,714	2,105,793
eHealth, Inc.(a)	38,960	1,864,236
Employers Holdings, Inc.	119,754	3,652,497
Global Indemnity Group LLC	231,023	6,295,377
Heritage Insurance Holdings, Inc.	258,602	2,410,171
Horace Mann Educators Corp.	81,481	3,191,611
National Western Life Group, Inc., Class A	15,504	2,790,720
ProAssurance Corp.	260,630	4,777,348
Protective Insurance Corp., Class B	181,400	2,552,298
Total		42,282,727

2	Columbia Small Cap Value Fund I | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	138,300	3,687,078
Starwood Property Trust, Inc.	157,555	2,955,732
Total		6,642,810
Thrifts & Mortgage Finance 5.2%
HomeStreet, Inc.	157,301	5,725,756
MGIC Investment Corp.	578,855	6,784,181
NMI Holdings, Inc., Class A(a)	252,567	5,356,946
Provident Financial Holdings, Inc.	179,298	2,877,733
Radian Group, Inc.	481,440	9,243,648
Washington Federal, Inc.	240,073	6,285,111
Western New England Bancorp, Inc.	603,610	3,869,140
WSFS Financial Corp.	89,722	3,855,354
Total		43,997,869
Total Financials		267,909,664
Health Care 4.4%
Biotechnology 1.0%
Atara Biotherapeutics, Inc.(a)	91,160	1,682,814
Coherus Biosciences, Inc.(a)	227,557	4,278,071
Spero Therapeutics, Inc.(a)	121,000	2,191,310
Total		8,152,195
Health Care Equipment & Supplies 0.9%
Inogen, Inc.(a)	104,880	5,131,779
Quotient Ltd.(a)	432,503	2,620,968
Total		7,752,747
Health Care Providers & Services 0.5%
Triple-S Management Corp., Class B(a)	174,000	4,076,820
Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc.(a)	243,800	4,190,922
ANI Pharmaceuticals, Inc.(a)	87,534	2,498,220
Supernus Pharmaceuticals, Inc.(a)	151,415	4,450,087
Taro Pharmaceutical Industries Ltd.(a)	31,033	2,319,406
TherapeuticsMD, Inc.(a)	2,107,390	3,477,194
Total		16,935,829
Total Health Care		36,917,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.9%
Aerospace & Defense 1.9%
Aerojet Rocketdyne Holdings, Inc.(a)	84,465	4,395,559
Curtiss-Wright Corp.	49,510	5,138,643
Moog, Inc., Class A	90,560	6,689,667
Total		16,223,869
Airlines 0.5%
Skywest, Inc.	106,490	4,152,045
Building Products 1.9%
Caesarstone Ltd.	241,631	3,039,718
Resideo Technologies, Inc.(a)	288,640	6,667,584
UFP Industries, Inc.	116,035	6,258,928
Total		15,966,230
Commercial Services & Supplies 1.2%
HNI Corp.	130,570	4,212,188
IBEX Holdings Ltd.(a)	160,230	2,951,437
KAR Auction Services, Inc.	159,059	2,936,229
McGrath Rentcorp	2,228	155,492
Total		10,255,346
Construction & Engineering 0.8%
Dycom Industries, Inc.(a)	76,630	6,217,758
Electrical Equipment 2.3%
Acuity Brands, Inc.	38,010	4,570,322
AZZ, Inc.	96,040	4,570,544
Encore Wire Corp.	134,774	7,783,199
Thermon(a)	173,780	2,535,450
Total		19,459,515
Machinery 3.9%
Commercial Vehicle Group, Inc.(a)	412,060	3,411,857
Gorman-Rupp Co.	121,675	3,832,762
Greenbrier Companies, Inc. (The)	128,780	4,659,260
LB Foster Co., Class A(a)	144,278	2,185,812
Lydall, Inc.(a)	146,155	4,399,265
Manitex International, Inc.(a)	379,422	2,223,413
Mueller Industries, Inc.	206,192	7,041,457
Standex International Corp.	67,894	5,561,198
Total		33,315,024

Columbia Small Cap Value Fund I | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.9%
Atlas Corp.	448,991	5,046,659
Costamare, Inc.	344,200	2,753,600
Total		7,800,259
Professional Services 1.0%
Korn/Ferry International	182,127	8,304,991
Road & Rail 1.6%
Marten Transport Ltd.	254,150	4,028,277
Schneider National, Inc., Class B	263,518	5,533,878
Werner Enterprises, Inc.	106,879	4,193,932
Total		13,756,087
Trading Companies & Distributors 0.9%
H&E Equipment Services, Inc.	101,289	2,783,422
Textainer Group Holdings Ltd.(a)	265,709	4,811,990
Total		7,595,412
Total Industrials		143,046,536
Information Technology 7.3%
Communications Equipment 2.8%
Casa Systems, Inc.(a)	479,526	3,697,146
Digi International, Inc.(a)	204,560	3,778,223
KVH Industries, Inc.(a)	254,335	3,181,731
NETGEAR, Inc.(a)	148,880	6,162,143
Netscout Systems, Inc.(a)	252,954	7,395,110
Total		24,214,353
Electronic Equipment, Instruments & Components 1.8%
Airgain, Inc.(a)	157,070	3,584,338
Vishay Intertechnology, Inc.	438,660	9,453,123
Vishay Precision Group, Inc.(a)	59,294	1,896,815
Total		14,934,276
IT Services 0.4%
International Money Express, Inc.(a)	248,978	3,555,406
Semiconductors & Semiconductor Equipment 0.6%
Cohu, Inc.	129,252	5,257,971
Software 1.2%
Asure Software, Inc.(a)	383,650	3,138,257
CDK Global, Inc.	144,146	7,192,885
Total		10,331,142
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.5%
Stratasys Ltd.(a)	95,740	3,974,167
Total Information Technology		62,267,315
Materials 8.8%
Chemicals 1.8%
FutureFuel Corp.	256,896	3,416,717
Livent Corp.(a)	344,636	6,279,268
Tronox Holdings PLC, Class A	367,784	5,645,484
Total		15,341,469
Construction Materials 0.7%
Eagle Materials, Inc.	53,240	5,857,997
Containers & Packaging 0.6%
Greif, Inc., Class A	109,609	4,949,943
Metals & Mining 4.5%
Ampco-Pittsburgh Corp.(a)	773,186	5,010,245
Capstone Mining Corp.(a)	3,371,958	6,987,831
Centerra Gold, Inc.	362,710	3,758,285
Commercial Metals Co.	339,580	6,686,330
Ferroglobe PLC(a)	1,360,918	2,408,825
Olympic Steel, Inc.	212,917	2,906,317
Pretium Resources, Inc.(a)	395,296	4,265,951
Schnitzer Steel Industries, Inc., Class A	140,776	4,155,708
Universal Stainless & Alloy Products, Inc.(a)	208,837	1,516,157
Total		37,695,649
Paper & Forest Products 1.2%
Clearwater Paper Corp.(a)	96,210	3,663,677
Louisiana-Pacific Corp.	176,938	6,725,413
Total		10,389,090
Total Materials		74,234,148
Real Estate 6.4%
Equity Real Estate Investment Trusts (REITS) 6.4%
American Assets Trust, Inc.	200,160	5,530,421
Braemar Hotels & Resorts, Inc.(a)	580,620	2,903,100
Brixmor Property Group, Inc.	191,790	3,247,005
Farmland Partners, Inc.	578,126	5,960,479
Highwoods Properties, Inc.	96,090	3,602,414
Hudson Pacific Properties, Inc.	150,000	3,516,000
Macerich Co. (The)	270,870	4,252,659

4	Columbia Small Cap Value Fund I | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pebblebrook Hotel Trust	337,901	6,210,620
PotlatchDeltic Corp.	160,143	7,648,430
RLJ Lodging Trust	419,803	5,419,657
Sunstone Hotel Investors, Inc.	593,612	6,351,648
Total		54,642,433
Total Real Estate		54,642,433
Utilities 0.5%
Gas Utilities 0.5%
National Fuel Gas Co.	99,460	4,004,260
Total Utilities		4,004,260
Total Common Stocks (Cost $566,832,013)		839,013,049

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Small Cap 0.3%
iShares Russell 2000 Value ETF	21,960	3,039,264
Total Exchange-Traded Equity Funds (Cost $2,199,603)		3,039,264

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 0.104%(b),(c)	5,855,782	5,855,196
Total Money Market Funds (Cost $5,855,196)		5,855,196
Total Investments in Securities (Cost: $574,886,812)		847,907,509
Other Assets & Liabilities, Net		(395,036)
Net Assets		847,512,473

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	3,353,471	203,862,533	(201,360,150)	(658)	5,855,196	360	4,904	5,855,782
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT287_04_K01_(03/21)